Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Grayscale Bittensor Trust (TAO)
Entity Central Index Key	0002029297
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	000-56788
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-6506784
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Bittensor Trust (TAO) Shares
Trading Symbol	GTAO